INCOME TAX EXPENSE	6 Months Ended
Jun. 30, 2025
INCOME TAX EXPENSE
INCOME TAX EXPENSE

10. INCOME TAX EXPENSE

The income tax expense and the effective income tax rate resulting from operations were as follows:

	For the Six Months Ended June 30,
	2024	2025
	US$	US$
Loss before income tax	(17,010,328)	(13,476,782)
Income tax expense	1,388	458
Effective income tax rate	(0.01)%	(0.00)%

The change in the effective income tax rate for the six months ended June 30, 2025 compared with the six months ended June 30, 2024 is primarily due to changes to the amount of loss before income tax, jurisdictional mix of loss before income tax, and valuation allowances.